Segmented Information (Tables)	3 Months Ended
Feb. 28, 2022
Segmented Information
Schedule of revenue from external customers and long-lived assets, by geographical areas
	For the three months ended
	February 28,	February 28,
	2022	2021

Revenue
United States	66,433	-
Canada	16,978	-

	As at	As at
	February 28,	November 30,
	2022	2021
Total assets
Canada	1,889,571	2,096,425

Total property and equipment
Canada	942,631	994,109